Private Client Services FundsSM Prospectus Supplement April 1, 2017 (for prospectus dated January 1, 2017)

1.	The “Fees and expenses of the fund” section of the summary prospectus and prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” and “Example” tables in their entirety with the following. Except as indicated below each table, footnotes in the summary prospectus and prospectus remain unchanged.

Capital Group Core Municipal Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.05
Total annual fund operating expenses	0.30
*	Restated to reflect current fees.

Example

1 year	3 years	5 years	10 years
$31	$97	$169	$381

Capital Group Short-Term Municipal Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.09
Total annual fund operating expenses	0.34
Expense reimbursement[2]	0.04
Total annual fund operating expenses after reimbursement	0.30
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$31	$105	$187	$427

Capital Group California Core Municipal Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06
Total annual fund operating expenses	0.31
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.30
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$31	$99	$173	$392

Capital Group California Short-Term Municipal Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.10
Total annual fund operating expenses	0.35
Expense reimbursement[2]	0.05
Total annual fund operating expenses after reimbursement	0.30
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$31	$107	$191	$438

Capital Group Core Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06
Total annual fund operating expenses	0.31
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.30
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$31	$99	$173	$392

Capital Group Global Equity Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses	0.01
Total annual fund operating expenses	0.66
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.65
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund’s unified fee. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$66	$210	$367	$822

Capital Group International Equity Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses	0.00
Total annual fund operating expenses	0.65
*	Restated to reflect current fees.

Example

1 year	3 years	5 years	10 years
$66	$208	$362	$810

Capital Group U.S. Equity Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.43%
Distribution and/or service (12b-1) fees	none
Other expenses	0.01
Total annual fund operating expenses	0.44
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.43
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund’s unified fee. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

1 year	3 years	5 years	10 years
$44	$140	$245	$554

2.	The paragraph under the heading “Purchase of shares” in the “Purchase, exchange and sales of shares” section of the prospectus is amended in its entirety to read as follows:

Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with CGPCS, a division of Capital Bank and Trust Company. CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides. Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to purchase shares.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-221-0417P Printed in USA CGD/AFD/10039-S61584

Private Client Services FundsSM Statement of Additional Information Supplement April 1, 2017 (for statement of additional information dated January 1, 2017)

The first table under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Capital Group Core Municipal Fund	0.250%
Capital Group Short-Term Municipal Fund	0.250
Capital Group California Core Municipal Fund	0.250
Capital Group California Short-Term Municipal Fund	0.250
Capital Group Core Bond Fund	0.250
Capital Group Global Equity Fund	0.650
Capital Group International Equity Fund	0.650
Capital Group U.S. Equity Fund	0.425

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-221-0417O CGD/10149-S61661